CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Operating and formation costs	$ 1,917,009
Loss from operations	(1,917,009)
Other income/loss:
Interest earned on marketable securities held in Trust Account	6,802
Interest income - bank	24
Change in fair value of over-allotment option liability	(61,353)
Fair value of forfeited over-allotment option	17,445
Total other loss, net	(37,082)
Net loss	$ (1,954,091)
Common Class A [Member]
Other income/loss:
Basic and diluted weighted average shares outstanding | shares	10,024,409
Basic and diluted net loss per share | $ / shares	$ (0.13)
Common Class B [Member]
Other income/loss:
Basic and diluted weighted average shares outstanding | shares	5,304,936
Basic and diluted net loss per share | $ / shares	$ (0.13)